The Company You Keep®	New York Life Insurance Company
51 Madison Avenue
New York, NY 10010
Bus: 212-576-4958
E-Mail: trina_sandoval@newyorklife.com
www.newyorklife.com
Trina Sandoval
Associate General Counsel

VIA EDGAR

November 15, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File Nos. 333-172046 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectus Supplements that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on October 30, 2017 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on October 30, 2017.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4958.

Very truly yours,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel